UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-1528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Bruce Fund, Inc.                                20 N. Wacker Drive, Suite 2414                  Chicago, IL             60606
                                     (Address of principal executive offices)                                          (Zip code)

William J Murphy.
Unified Fund Services, Inc.
2960 N. Meridian Street, Ste. 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:            317-917-7000

Date of fiscal year end:       6/30

Date of reporting period:    03/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

COMMON STOCKS - (39.78%)
No. of Shares	Issue		Cost	Fair Value
	Automotive/Transportation (3.05%)
122,900	(a)	AMERCO	$7,210,065	$6,672,241

	Biological Products (0.01%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	12,352

	Business Services (0.50%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	1,098,500

	Chemicals (1.63%)
620,270	(a)	Omega Protein Corp.	3,248,609	3,566,553

	Consumer Products (5.76%)
1,663,656	(a)	Alanco Technologies, Inc.	3,609,525	399,277
313,900	(a)	American Italian Pasta Co. - Class A	1,302,443	12,201,293
			4,911,968	12,600,570

	Electric Services (4.25%)
294,849	(a)	Calpine Corp.	3,720,342	3,505,755
50,000		FPL Group, Inc.	2,345,410	2,416,500
20,000		Integrys Energy Group, Inc.	463,954	947,600
50,000		Pepco Holdings, Inc.	554,830	857,500
50,000		Unisource Energy Corp.	1,476,415	1,572,000
			8,560,951	9,299,355

	Energy/Energy Services (3.74%)
80,000	(a)	Arena Resources, Inc.	709,600	2,672,000
238,500	(a)	ATP Oil & Gas Corp.	9,589,070	4,486,185
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	666,906
80,000	(a)	Hercules Offshore, Inc.	2,461,778	344,800
			15,942,776	8,169,891

	Guided Missiles & Space Vehicles & Parts (1.57%)
1,070,073	(a)	Astrotech Corp.	3,406,771	3,434,934

	Health Services (5.95%)
597,347		America Service Group, Inc.	6,866,334	9,611,313
710,557	(a)	EDAP TMS S.A. (ADR)	5,331,680	2,245,360
182,300	(a)	Health Grades, Inc.	156,028	1,159,428
			12,354,042	13,016,101

	Manufacturing (4.73%)
1,581,500		AirBoss of America Corp. (Canadian)	5,441,626	7,716,154
300,000		Titan International, Inc.	2,539,767	2,619,000
			7,981,393	10,335,154

	Mineral Exploration (2.44%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	143,383
280,000		Kinross Gold Corp.	2,749,745	4,785,200
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	408,504
			7,250,615	5,337,087

	Pharmaceutical/Drug Delivery (3.35%)
631,746	(a)	Durect Corp.	2,244,259	1,901,555
130,000	(a)	Elan Corp., plc (ADR)	851,573	985,400
50,000		Merck & Co., Inc.	2,130,679	1,867,500
150,000		Pfizer, Inc.	3,890,679	2,572,500
			9,117,190	7,326,955

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2010
(Unaudited)

COMMON STOCKS - (39.78%) - continued
No. of Shares		Issue	Cost	Fair Value
	Property-Casualty Insurance (2.80%)
50,000		Allstate Corp./The	$1,386,090	$1,615,500
211,502	(a)	GAINSCO, Inc.	5,685,629	1,935,243
45,000		RLI Corp.	2,225,358	2,565,900
			9,297,077	6,116,643

		Total Common Stocks	90,408,877	86,986,336

CONVERTIBLE PREFERRED/PREFERRED STOCKS (2.13%)

	Convertible Preferred Stocks (1.21%)
10,000		AES Trust III 6.75%	331,030	454,375
20,000	(c)	ATP Oil & Gas Preferred, 8.00%	1,839,980	2,197,500
			2,171,010	2,651,875

	Preferred Stocks (0.92%)
80,000		AMERCO Series A, 8.50%	1,491,145	2,005,600

	Total Convertible Preferred/Preferred Stocks		3,662,155	4,657,475

BONDS - (52.41%)
Principal		Issue
	U.S. Government (13.70%)
$30,000,000	U.S. Treasury "Strips", 0.00% due 8-15-2028		11,938,565	12,418,200
30,000,000	U.S. Treasury "Strips", 0.00% due 8-15-2029		12,002,581	11,802,570
20,000,000	U.S. Treasury "Strips", 0.00% due 2-15-2036		6,125,674	5,734,820
			30,066,820	29,955,590

	Municipal (0.01%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	10,200

	Corporate (15.97%)
4,000,000		Constellation Energy Group 7.60% due 4-1-2032	3,509,223	4,592,304
6,000,000		Energy XXI Gulf Coast, Inc. 10.00% due 6-15-2013	3,253,767	6,180,000
1,500,000	(c)	Land O' Lakes Capital Trust I 7.45% due 3-15-2028	969,171	1,327,500
3,000,000		McMoRan Exploration Co. 11.875% due 11-15-2014	2,335,408	3,240,000
5,000,000		Mirant Americas Gen, 9.125% due 5-01-2031	3,708,873	4,512,500
1,000,000		ONEOK, Inc. 6.00% due 6-15-2035	739,148	957,150
2,000,000		Viropharma, Inc., 2.00% due 3-15-2017	1,587,313	1,917,500
2,000,000	(c)	W & T Offshore, Inc. 8.25% due 6-15-2014	1,485,435	1,880,000
2,000,000		Whiting Petroleum Corp., 7.00%, due 2-1-2014	1,458,706	2,057,500
7,300,000	(c)	XM Satellite Radio, Inc. 13.00% due 8-1-2013	2,982,514	8,258,125
			22,029,558	34,922,579

	Corporate Convertibles (22.73%)
10,179,000		Antigenics, Inc. 5.25% due 2-1-2025	6,114,237	4,122,495
2,000,000		BPZ Resources Conv., 6.50% due 3-1-2015	2,000,000	2,500,000
4,389,000	(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,940,535	2,869,309
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,178,673	1,470,938
5,755,000	(e)	C&D Technologies, Inc. 5.50% due 11-15-2026	3,979,029	4,654,356
1,000,000		Cell Genesys, Inc. 3.125% due 11-1-2011	893,636	567,500
1,550,000	(e)	Cell Genesys, Inc. 3.125% due 5-1-2013	1,392,396	744,000
2,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	2,406,317	2,087,500
5,250,000	(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,967,795	4,252,500
14,887,000	(b)	deCODE Genetics, Inc. 3.50% due 4-15-2011	8,638,613	893,220
2,000,000	(c)(e)	EDAP TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,379,073	6,146,250
3,000,000		Flotek Industries, Inc. 5.25% due 2-15-2028	799,911	1,646,250
1,000,000		Human Genome Sciences, Inc. 2.25% due 10-15-2011	958,621	2,005,000
3,000,000	(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,773,126	3,101,250
1,060,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	1,052,378	1,095,775
7,400,000		Mankind Corp. 3.75% due 12-15-2013	4,713,170	4,800,750
2,700,000	(b)(e)	Midway Games, Inc. 6.00% due 9-30-2025	2,532,792	381,375
1,762,892	(b)	Oscient Pharmaceuticals 12.50% due 1-15-2011	3,125,378	171,882
1,000,000	(c)	Titan International, 5.625% due 1-15-2017	990,000	1,100,000
2,000,000		Unisource Energy Corp, 4.500% due 3-1-2035	1,970,000	1,990,000
7,000,000	(b)(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,785,890	1,015,000
1,920,000	(b)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	1,002,023	278,400
			71,593,593	49,693,750

		Total Bonds	123,856,943	114,582,119
*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
March 31, 2010
(Unaudited)

WARRANTS - (0.07%)
No. of Shares		Issue	Cost	Fair Value
5,160	(a)	Charter Communications, Inc., expires 11-30-2014	$20,640	$20,640
168,000	(a)(e)	EDAP, Inc., expires 10-30-2013	-	126,000
		Total Warrants	20,640	146,640

RIGHTS - (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000

MONEY MARKET - (4.86%)

10,633,107	(d)	Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	10,633,107	10,633,107
		Total Money Market	10,633,107	10,633,107

		Total Investments (99.26%)	$228,581,722	$217,025,677

		Other assets less liabilities (0.74%)		1,618,308

		TOTAL NET ASSETS (100.00%)		$218,643,985

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(d)	Variable rate securities; the money market rate shown represents the rate at March 31, 2010.
	(e)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
	(f)	This security has no expiration date, it will convert to common stock at a future date.

Tax Related
Gross unrealized appreciation				$41,316,081
Gross unrealized depreciation				(52,872,126)
Net unrealized depreciation				$(11,556,045)

Aggregate cost of securities for income tax purposes				$228,581,722

*See accompanying notes which are an integral part of these financial statements.

Bruce Fund
Related Footnotes to the Schedule of Investments
March 31, 2010 – (Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stock securities, preferred securities, U.S. government securities, municipal bonds, corporate bonds, corporate convertible bonds, warrants, and rights are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Bruce Fund
Related Footnotes to the Schedule of Investments - continued
March 31, 2010 – (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of March 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$83,755,576	$-	$-	$83,755,576

American Depositary Receipts *	3,230,760	-	-	3,230,760
Convertible Preferred Securities	-	2,459,975	-	2,459,975

Restricted Convertible Preferred Securities	-	2,197,500	-	2,197,500
U.S. Government Bonds	-	29,955,590	-	29,955,590

Municipal Bonds	-	10,200	-	10,200

Corporate Bonds	-	23,456,954	-	23,456,954

Restricted Corporate Bonds	-	11,465,625	-	11,465,625

Corporate Convertible Bonds	-	29,775,960	5,779,731	35,555,691

Restricted Corporate Convertible Bonds	-	8,085,559	6,052,500	14,138,059

Warrants	-	20,640	126,000	146,640

Rights	-	-	20,000	20,000

Money Market	10,633,107	-	-	10,633,107

Total	$97,619,443	$107,428,003	$11,978,231	$217,025,677
*Refer to the Schedule of Investments for industry classifications.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

Bruce Fund
Related Footnotes to the Schedule of Investments - continued
March 31, 2010 – (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2009	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of March 31, 2010

Convertible Corporate Bonds	$8,970,785	$(5,838,525)	$(1,161,792)	$7,457,703	$(3,648,440)	$5,779,731

Restricted Convertible Corporate Bonds	5,865,000	-	187,500	-	-	6,052,500

Warrants	46,680	-	84,000	-	(4,680)	126,000

Rights	20,000	-	-	-	-	20,000

Total	$14,902,465	$(5,838,525)	$(890,292)	$7,457,703	$(3,653,120)	$11,978,231

The total change in unrealized appreciation (depreciation) included in the Statement of Changes in Net Assets attributable to Level 3 investments still held at March 31, 2010 was ($890,652).

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2010 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Bruce Fund, Inc._______________

By
               /s/ Robert B. Bruce
                Robert B. Bruce, President

Date     04/30/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
                /s/ Robert B. Bruce
Robert B. Bruce, President

Date   04/30/10

By           /s/ R. Jeffery Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date  04/30/10